Net financial result	6 Months Ended
Jun. 30, 2022
Net financial result
Net financial result

Net financial result

The net financial result is comprised of the following items for the three and six months ended June 30:

	For the three months ended June 30,		For the six months ended June 30,
(in €)	2022 (unaudited)	2021 (unaudited)	2022 (unaudited)	2021 (unaudited)

Financial income
Interest income	82,401	35,622	110,362	58,584
Financial expenses
Interest expenses	(2,243)	(305)	(22,102)	(2,885)
Interest on lease liabilities	(5,702)	(2,745)	(10,429)	(3,849)
Total	74,456	32,572	77,831	51,850

Interest income results from marketable securities and short-term deposits in U.S. Dollars held by the Company and its subsidiaries.

	For the three months ended June 30,		For the six months ended June 30,
(in €)	2022 (unaudited)	2021 (unaudited)	2022 (unaudited)	2021 (unaudited)

Foreign exchange result
Foreign exchange income	2,947,221	1,635,201	4,057,629	4,092,239
Foreign exchange expense	(1,383,641)	(2,461,504)	(1,766,116)	(3,186,872)
Total	1,563,580	(826,303)	2,291,513	905,367

Foreign exchange income and expense is mainly derived from the translation of the U.S. Dollar cash, cash equivalents and securities held by the Company and its subsidiaries.

	For the three months ended June 30,		For the six months ended June 30,
(in €)	2022 (unaudited)	2021 (unaudited)	2022 (unaudited)	2021 (unaudited)

Other financial result	(86,000)	(5,000)	39,000	43,000

 Other financial result includes an allowance for expected credit loss on marketable securities.